Note 8 - Other Noncurrent Assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Other Assets, Noncurrent [Table Text Block]
	As of December 31,
	2023	2022
Non-current inventory	$208	$1,491
Long-term prepaid expenses	626	901
Security deposits	72	81
Total other noncurrent assets	$906	$2,473